ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Accrued expenses and other current liabilities
Acquisitions consideration payable	$ 6,436	$ 13,093
Accrued payroll and welfare	11,880	10,361
Accrued rental expense	6,640	5,498
Other payables	9,727	6,101
Collection received on behalf of and payable to the former shareholders of business acquired	1,449	2,786
Other taxes payable	4,209	3,641
Interest expense payable	13,116	2,838
Accrued social insurance	3,650	2,495
Accrued outsourcing cost	1,892	591
Dividend payable	279
Total	59,278	47,404
Xi'an iKang
Accrued expenses and other current liabilities
Acquisitions consideration payable	2,626	3,484
Beijing Tianzhikangjian
Accrued expenses and other current liabilities
Acquisitions consideration payable	1,714	1,830
Yantai Hongkang
Accrued expenses and other current liabilities
Acquisitions consideration payable	718	1,480
Gold iKang Shenyang Hospital
Accrued expenses and other current liabilities
Acquisitions consideration payable	331	353
Shandong Ciming Clinics
Accrued expenses and other current liabilities
Acquisitions consideration payable	307	699
Suzhou Aoyang
Accrued expenses and other current liabilities
Acquisitions consideration payable	203	217
iKang Tianjin Hedong Dongrun
Accrued expenses and other current liabilities
Acquisitions consideration payable	174	248
iKang Tianjin Hexi Fenghui
Accrued expenses and other current liabilities
Acquisitions consideration payable	174	248
Nanjing Aoyang
Accrued expenses and other current liabilities
Acquisitions consideration payable	145	155
iKang Wuhan Xiandai Sunny
Accrued expenses and other current liabilities
Acquisitions consideration payable	$ 44	171
Beijing MZ
Accrued expenses and other current liabilities
Acquisitions consideration payable		3,743
iKang Yinchuan Ciming
Accrued expenses and other current liabilities
Acquisitions consideration payable		$ 465